S000016626 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended	132 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2026
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%	0.80%		2.34%
Bloomberg Municipal 1-15 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.18%	1.16%		2.27%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.61%	0.76%		1.84%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.61%	0.76%		1.84%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.25%	1.18%		2.05%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.52%	0.68%		1.49%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	1.41%		2.23%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		4.37%	1.47%	2.58%
Performance Inception Date				Sep. 18, 2018

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg Municipal Bond Index was 2.51%.
[2]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg Municipal 1-15 Year Index was 2.55%.